Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (9.8%)
*	Alphabet Inc. Class A	2,567,000	259,241
*	Alphabet Inc. Class C	2,298,494	233,182
*	Meta Platforms Inc. Class A	977,007	115,385
*	Netflix Inc.	190,510	58,207
*	Take-Two Interactive Software Inc.	41,626	4,399
*	Live Nation Entertainment Inc.	26,181	1,905
			672,319
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	3,796,851	366,548
*	Tesla Inc.	1,140,980	222,149
	Home Depot Inc.	334,612	108,411
	Lowe's Cos. Inc.	273,796	58,195
	McDonald's Corp.	141,812	38,685
	NIKE Inc. Class B	292,314	32,064
	Starbucks Corp.	250,665	25,618
*	O'Reilly Automotive Inc.	27,315	23,615
*	AutoZone Inc.	8,349	21,532
	Target Corp.	109,256	18,253
*	Chipotle Mexican Grill Inc. Class A	7,979	12,981
	Tractor Supply Co.	47,564	10,764
	eBay Inc.	181,248	8,236
	Yum! Brands Inc.	57,334	7,377
*	Etsy Inc.	54,192	7,158
	Hilton Worldwide Holdings Inc.	48,192	6,873
	DR Horton Inc.	71,798	6,175
*	Ulta Beauty Inc.	12,424	5,775
	Pool Corp.	16,964	5,588
*	Aptiv plc	47,529	5,070
	Domino's Pizza Inc.	10,302	4,005
	Garmin Ltd.	33,706	3,134
*	Caesars Entertainment Inc.	58,727	2,984
*	NVR Inc.	615	2,853
	Bath & Body Works Inc.	63,591	2,703
	LKQ Corp.	47,876	2,601
*	CarMax Inc.	36,144	2,507
	Advance Auto Parts Inc.	12,435	1,878
	Newell Brands Inc.	85,478	1,109
			1,014,841
Consumer Staples (1.9%)
	Costco Wholesale Corp.	96,781	52,189
	PepsiCo Inc.	248,297	46,062

		Shares	Market Value ($000)
	Estee Lauder Cos. Inc. Class A	58,599	13,817
*	Monster Beverage Corp.	85,680	8,813
	Hershey Co.	28,322	6,660
	Keurig Dr Pepper Inc.	87,383	3,379
			130,920
Energy (1.4%)
	Devon Energy Corp.	280,500	19,220
	EOG Resources Inc.	115,469	16,388
	Pioneer Natural Resources Co.	57,259	13,513
	Hess Corp.	84,752	12,197
	Diamondback Energy Inc.	76,134	11,269
	Occidental Petroleum Corp.	130,895	9,096
	Targa Resources Corp.	97,058	7,220
	ONEOK Inc.	82,390	5,514
	APA Corp.	76,933	3,604
			98,021
Financials (7.6%)
	JPMorgan Chase & Co.	577,875	79,851
	Goldman Sachs Group Inc.	146,231	56,467
	Bank of America Corp.	1,317,652	49,873
	Charles Schwab Corp.	444,802	36,714
	S&P Global Inc.	89,029	31,409
	Morgan Stanley	281,086	26,161
	BlackRock Inc.	33,587	24,048
	Marsh & McLennan Cos. Inc.	130,412	22,585
	American Express Co.	113,057	17,817
	MSCI Inc. Class A	34,489	17,515
	Aon plc Class A	54,216	16,714
	Intercontinental Exchange Inc.	136,372	14,770
	Moody's Corp.	44,616	13,308
	Discover Financial Services	117,018	12,680
	First Republic Bank	78,297	9,991
	Ameriprise Financial Inc.	28,278	9,387
	T. Rowe Price Group Inc.	67,678	8,454
	Capital One Financial Corp.	78,944	8,150
	Arthur J Gallagher & Co.	39,661	7,897
	Nasdaq Inc.	113,242	7,753
*	SVB Financial Group	25,336	5,872
	Raymond James Financial Inc.	49,082	5,738
	Synchrony Financial	117,687	4,423
	FactSet Research Systems Inc.	9,422	4,346
	Regions Financial Corp.	179,915	4,176
*	Arch Capital Group Ltd.	69,507	4,164
	Brown & Brown Inc.	69,201	4,124
	Signature Bank	27,000	3,766
	Cincinnati Financial Corp.	32,070	3,558
	Cboe Global Markets Inc.	26,414	3,350
	MarketAxess Holdings Inc.	7,734	2,072
	Comerica Inc.	25,129	1,803
	Zions Bancorp NA	30,808	1,596
	Franklin Resources Inc.	54,803	1,469
			522,001
Health Care (12.9%)
	Eli Lilly & Co.	337,840	125,366
	Thermo Fisher Scientific Inc.	167,839	94,027
	UnitedHealth Group Inc.	168,296	92,186
	AbbVie Inc.	409,013	65,925

		Shares	Market Value ($000)
	Pfizer Inc.	1,298,292	65,083
	Danaher Corp.	190,719	52,144
	Abbott Laboratories	397,551	42,769
*	Regeneron Pharmaceuticals Inc.	45,916	34,515
*	Intuitive Surgical Inc.	105,563	28,543
	Amgen Inc.	93,949	26,907
*	Moderna Inc.	144,123	25,353
*	Vertex Pharmaceuticals Inc.	65,922	20,858
	Zoetis Inc. Class A	132,359	20,402
*	Dexcom Inc.	168,181	19,556
	Stryker Corp.	59,141	13,832
*	Edwards Lifesciences Corp.	167,344	12,927
	HCA Healthcare Inc.	53,494	12,850
*	IQVIA Holdings Inc.	58,332	12,718
	Agilent Technologies Inc.	76,783	11,900
*	IDEXX Laboratories Inc.	24,604	10,478
*	Mettler-Toledo International Inc.	6,072	8,923
	ResMed Inc.	36,382	8,375
	PerkinElmer Inc.	54,076	7,556
	West Pharmaceutical Services Inc.	31,720	7,443
*	Illumina Inc.	32,975	7,191
*	Waters Corp.	18,983	6,580
*	Align Technology Inc.	31,122	6,120
*	Hologic Inc.	79,191	6,031
	Bio-Techne Corp.	67,220	5,713
*	Charles River Laboratories International Inc.	21,794	4,981
	Laboratory Corp. of America Holdings	20,526	4,941
*	Molina Healthcare Inc.	12,194	4,107
*	ABIOMED Inc.	10,696	4,041
	Quest Diagnostics Inc.	22,947	3,484
	STERIS plc	17,964	3,337
*	Incyte Corp.	34,006	2,709
*	Catalent Inc.	46,004	2,306
*	Bio-Rad Laboratories Inc. Class A	5,044	2,092
			884,269
Industrials (3.7%)
	United Parcel Service Inc. Class B	134,803	25,576
	Deere & Co.	54,811	24,172
	Union Pacific Corp.	109,675	23,847
	Waste Management Inc.	82,172	13,782
	Johnson Controls International plc	180,005	11,960
	Old Dominion Freight Line Inc.	39,278	11,886
	Illinois Tool Works Inc.	49,478	11,255
	Equifax Inc.	52,442	10,351
*	Copart Inc.	124,652	8,297
	Expeditors International of Washington Inc.	70,071	8,132
	Cintas Corp.	16,948	7,826
	L3Harris Technologies Inc.	34,444	7,822
*	CoStar Group Inc.	84,753	6,868
	Rockwell Automation Inc.	25,699	6,790
*	United Rentals Inc.	17,992	6,352
	Verisk Analytics Inc. Class A	34,303	6,302
	TransDigm Group Inc.	9,711	6,103
	Fastenal Co.	118,143	6,086
	Otis Worldwide Corp.	72,015	5,624
	Republic Services Inc. Class A	38,703	5,391
	Quanta Services Inc.	33,082	4,958
	Dover Corp.	28,287	4,015

		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	20,976	3,857
	Xylem Inc.	31,704	3,562
	Nordson Corp.	13,913	3,290
	IDEX Corp.	13,245	3,146
	Jacobs Solutions Inc.	24,057	3,044
*	Generac Holdings Inc.	27,277	2,878
	Robert Half International Inc.	31,917	2,514
	Masco Corp.	46,394	2,356
	Pentair plc	40,951	1,874
	Rollins Inc.	43,615	1,764
	A O Smith Corp.	27,494	1,670
	Fortune Brands Home & Security Inc.	24,922	1,628
			254,978
Information Technology (44.0%)
	Apple Inc.	6,471,371	957,957
	Microsoft Corp.	3,194,838	815,131
	NVIDIA Corp.	1,072,678	181,529
*	Adobe Inc.	200,485	69,153
	Visa Inc. Class A	301,180	65,356
	Mastercard Inc. Class A	171,786	61,225
	QUALCOMM Inc.	481,074	60,851
	Broadcom Inc.	98,600	54,332
	Oracle Corp.	650,717	54,029
*	Advanced Micro Devices Inc.	691,555	53,685
	Intuit Inc.	120,843	49,254
	Accenture plc Class A	157,167	47,296
*	Salesforce Inc.	260,017	41,668
	Applied Materials Inc.	372,662	40,844
	Cisco Systems Inc.	798,242	39,689
*	ServiceNow Inc.	86,534	36,024
	Texas Instruments Inc.	191,788	34,610
	Lam Research Corp.	58,679	27,719
	Automatic Data Processing Inc.	94,349	24,921
	KLA Corp.	60,750	23,884
*	PayPal Holdings Inc.	267,536	20,977
*	Cadence Design Systems Inc.	117,328	20,185
*	Enphase Energy Inc.	58,024	18,602
*	Synopsys Inc.	43,915	14,911
*	Arista Networks Inc.	105,585	14,708
	NXP Semiconductors NV	70,867	12,461
*	Autodesk Inc.	59,576	12,031
*	Gartner Inc.	33,879	11,870
	Motorola Solutions Inc.	42,204	11,488
*	Fortinet Inc.	210,379	11,184
	Amphenol Corp. Class A	135,052	10,862
*	ON Semiconductor Corp.	141,048	10,607
*	Keysight Technologies Inc.	57,817	10,458
*	EPAM Systems Inc.	24,570	9,056
	Paychex Inc.	72,694	9,016
	Microchip Technology Inc.	113,600	8,996
	Monolithic Power Systems Inc.	19,045	7,274
	CDW Corp.	34,167	6,445
	Teradyne Inc.	67,167	6,277
*	ANSYS Inc.	23,125	5,881
	HP Inc.	194,905	5,855
*	SolarEdge Technologies Inc.	17,878	5,343
*	Paycom Software Inc.	15,620	5,297
	NetApp Inc.	66,847	4,520

		Shares	Market Value ($000)
*	Zebra Technologies Corp. Class A	16,182	4,374
*	Tyler Technologies Inc.	11,043	3,785
*	VeriSign Inc.	18,806	3,758
*	Trimble Inc.	59,410	3,550
	Broadridge Financial Solutions Inc.	22,038	3,286
	Seagate Technology Holdings plc	61,085	3,236
	Skyworks Solutions Inc.	32,355	3,094
*	PTC Inc.	22,590	2,874
*	Akamai Technologies Inc.	28,598	2,713
*	Qorvo Inc.	21,661	2,150
*	F5 Inc.	13,514	2,089
*	Ceridian HCM Holding Inc.	26,890	1,840
			3,030,210
Materials (1.5%)
	Linde plc	108,884	36,637
	Sherwin-Williams Co.	53,556	13,345
	Freeport-McMoRan Inc.	269,548	10,728
	Albemarle Corp.	34,116	9,484
	Nucor Corp.	60,546	9,079
	Martin Marietta Materials Inc.	15,505	5,682
	CF Industries Holdings Inc.	51,228	5,543
	Vulcan Materials Co.	27,321	5,009
	Avery Dennison Corp.	17,742	3,430
	Celanese Corp. Class A	18,363	1,970
	Sealed Air Corp.	34,367	1,829
			102,736
Real Estate (2.2%)
	Prologis Inc.	241,262	28,418
	American Tower Corp.	101,722	22,506
	Equinix Inc.	17,948	12,396
	Public Storage	39,928	11,897
	Crown Castle Inc.	83,484	11,807
	Simon Property Group Inc.	84,090	10,044
	Extra Space Storage Inc.	57,354	9,216
	SBA Communications Corp. Class A	25,899	7,752
	Camden Property Trust	45,670	5,495
*	CBRE Group Inc. Class A	68,796	5,476
	Mid-America Apartment Communities Inc.	30,604	5,046
	AvalonBay Communities Inc.	25,121	4,394
	Weyerhaeuser Co.	133,205	4,357
	Iron Mountain Inc.	76,121	4,136
	Invitation Homes Inc.	114,159	3,725
	UDR Inc.	71,980	2,985
	Essex Property Trust Inc.	12,308	2,712
	Federal Realty Investment Trust	13,122	1,458
			153,820
Utilities (0.1%)
	NRG Energy Inc.	100,725	4,276
Total Common Stocks (Cost $6,157,970)			6,868,391

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $5,388)	3.877%	53,895	5,389
Total Investments (99.9%) (Cost $6,163,358)				6,873,780
Other Assets and Liabilities—Net (0.1%)				7,399
Net Assets (100%)				6,881,179
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2022	25	6,021	384
E-mini S&P 500 Index	December 2022	5	1,020	60
				444

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Fortinet Inc.	8/31/23	BANA	4,001	(3.776)	—	(292)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,868,391	—	—	6,868,391
Temporary Cash Investments	5,389	—	—	5,389
Total	6,873,780	—	—	6,873,780

Derivative Financial Instruments
Assets
Futures Contracts[1]	444	—	—	444
Liabilities
Swap Contracts	—	292	—	292
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.